UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, and Wells Fargo VT Small Cap Growth Fund.

Date of reporting period: September 30, 2018

ITEM 1.	INVESTMENTS

Wells Fargo VT Discovery Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.51%
Communication Services : 5.74%
Entertainment : 3.06%
Take-Two Interactive Software Incorporated †	18,000	$2,483,820
World Wrestling Entertainment Incorporated Class A	25,300	2,447,269
		4,931,089

Interactive Media & Services : 2.68%
Match Group Incorporated †«	43,500	2,519,085
Yandex NV Class A †	54,885	1,805,168
		4,324,253

Consumer Discretionary : 15.23%
Diversified Consumer Services : 3.07%
Adtalem Global Education Incorporated †	46,400	2,236,480
Bright Horizons Family Solutions Incorporated †	23,100	2,722,104
		4,958,584

Hotels, Restaurants & Leisure : 7.78%
Chipotle Mexican Grill Incorporated †	4,200	1,908,984
Eldorado Resorts Incorporated †«	52,900	2,570,940
Hilton Grand Vacations Incorporated †	60,800	2,012,480
Melco Crown Entertainment Limited ADR	72,100	1,524,915
Six Flags Entertainment Corporation «	25,992	1,814,761
Vail Resorts Incorporated	9,900	2,716,758
		12,548,838

Household Durables : 0.70%
Skyline Champion Corporation	39,500	1,128,515

Internet & Direct Marketing Retail : 2.15%
Etsy Incorporated †	23,900	1,227,982
MercadoLibre Incorporated	6,554	2,231,440
		3,459,422

Specialty Retail : 1.53%
Burlington Stores Incorporated †	15,116	2,462,699

Consumer Staples : 2.98%
Beverages : 1.62%
National Beverage Corporation †«	22,400	2,612,288

Food Products : 1.36%
Lamb Weston Holdings Incorporated	32,900	2,191,140

Energy : 1.07%
Oil, Gas & Consumable Fuels : 1.07%
Viper Energy Partners LP	41,200	1,734,520

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Discovery Fund

Security name	Shares	Value
Financials : 2.52%
Capital Markets : 1.39%
Raymond James Financial Incorporated	24,400	$2,246,020

Consumer Finance : 1.13%
SLM Corporation †	163,200	1,819,680

Health Care : 23.38%
Biotechnology : 5.18%
AnaptysBio Incorporated †	9,727	970,463
Array BioPharma Incorporated †	77,307	1,175,066
Avrobio Incorporated †	13,600	705,432
CRISPR Therapeutics AG †«	15,527	688,622
Exact Sciences Corporation †	19,500	1,538,940
Flexion Therapeutics Incorporated †«	73,068	1,367,102
Mirati Therapeutics Incorporated †	8,300	390,930
Sarepta Therapeutics Incorporated †	9,403	1,518,679
		8,355,234

Health Care Equipment & Supplies : 9.52%
Avanos Medical Incorporated †	26,700	1,828,950
DexCom Incorporated †	15,600	2,231,424
Haemonetics Corporation †	15,600	1,787,448
Hill-Rom Holdings Incorporated	25,700	2,426,080
ICU Medical Incorporated †	8,800	2,488,200
Insulet Corporation †	27,199	2,881,734
iRhythm Technologies Incorporated †	18,000	1,703,880
		15,347,716

Health Care Providers & Services : 3.15%
Amedisys Incorporated †	12,922	1,614,733
WellCare Health Plans Incorporated †	10,800	3,461,292
		5,076,025

Health Care Technology : 1.91%
Veeva Systems Incorporated Class A †	28,300	3,081,021

Life Sciences Tools & Services : 1.26%
Bio-Rad Laboratories Incorporated Class A †	6,500	2,034,435

Pharmaceuticals : 2.36%
Elanco Animal Health Incorporated †	33,309	1,162,151
GW Pharmaceuticals plc ADR †	8,100	1,399,194
MyoKardia Incorporated †	9,079	591,951
Wave Life Sciences Limited †	13,200	660,000
		3,813,296

Industrials : 15.82%
Aerospace & Defense : 4.19%
Curtiss-Wright Corporation	19,294	2,651,381
Mercury Computer Systems Incorporated †	35,800	1,980,456
Teledyne Technologies Incorporated †	8,600	2,121,448
		6,753,285

Building Products : 1.24%
A.O. Smith Corporation	37,400	1,996,038

2

Wells Fargo VT Discovery Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies : 3.72%
The Brink’s Company	25,900	$1,806,525
Waste Connections Incorporated	52,543	4,191,355
		5,997,880

Construction & Engineering : 1.23%
WillScot Corporation †	115,917	1,987,977

Machinery : 1.04%
Evoqua Water Technologies Company †	94,937	1,687,980

Road & Rail : 1.39%
Saia Incorporated †	29,300	2,239,985

Trading Companies & Distributors : 3.01%
SiteOne Landscape Supply Incorporated †	30,150	2,271,501
Univar Incorporated †	84,180	2,580,959
		4,852,460

Information Technology : 28.16%
Communications Equipment : 1.05%
Motorola Solutions Incorporated	13,000	1,691,820

Electronic Equipment, Instruments & Components : 4.79%
Littelfuse Incorporated	8,057	1,594,400
Novanta Incorporated †	23,000	1,573,200
Rogers Corporation †	10,080	1,484,986
Zebra Technologies Corporation Class A †	17,400	3,076,842
		7,729,428

IT Services : 13.83%
Black Knight Incorporated †	46,900	2,436,455
EPAM Systems Incorporated †	15,719	2,164,506
Euronet Worldwide Incorporated †	26,093	2,615,040
First Data Corporation Class A †	126,100	3,085,667
Gartner Incorporated †	18,200	2,884,700
GreenSky Incorporated Class A †	58,685	1,056,330
Shopify Incorporated Class A †	11,000	1,809,060
Switch Incorporated Class A «	44,599	481,669
Total System Services Incorporated	18,700	1,846,438
WEX Incorporated †	19,600	3,934,896
		22,314,761

Semiconductors & Semiconductor Equipment : 1.38%
Universal Display Corporation «	18,900	2,228,310

Software : 6.41%
2U Incorporated †	23,600	1,774,484
Envestnet Incorporated †	28,200	1,718,790
Globant SA †	34,800	2,052,852
Proofpoint Incorporated †	19,021	2,022,503
The Ultimate Software Group Incorporated †	8,600	2,770,834
		10,339,463

Technology Hardware, Storage & Peripherals : 0.70%
NCR Corporation †	39,500	1,122,195

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Discovery Fund

Security name			Shares	Value
Materials : 3.61%
Chemicals : 2.61%
Albemarle Corporation			16,400	$1,636,392
Ingevity Corporation †			25,300	2,577,564
				4,213,956

Construction Materials : 1.00%
Vulcan Materials Company			14,500	1,612,400

Total Common Stocks (Cost $120,358,894)				158,892,713

		Yield
Short-Term Investments : 7.53%
Investment Companies : 7.53%
Securities Lending Cash Investment LLC (l)(r)(u)		2.17%	10,488,739	10,489,788
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.99	1,656,100	1,656,100
Total Short-Term Investments (Cost $12,145,628)				12,145,888

Total investments in securities (Cost $132,504,522)	106.04%			171,038,601
Other assets and liabilities, net	(6.04)			(9,749,136)

Total net assets	100.00%			$161,289,465

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	9,357,894	85,536,938	84,406,093	10,488,739	$10,489,788
Wells Fargo Government Money Market Fund Select Class	1,291,715	33,686,009	33,321,624	1,656,100	1,656,100

					$12,145,888	7.53%

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Communication services	$9,255,342	$0	$0	$9,255,342
Consumer discretionary	24,558,058			24,558,058
Consumer staples	4,803,428	0	0	4,803,428
Energy	1,734,520	0	0	1,734,520
Financials	4,065,700	0	0	4,065,700
Health care	37,707,727	0	0	37,707,727
Industrials	25,515,605	0	0	25,515,605
Information technology	45,425,977	0	0	45,425,977
Materials	5,826,356	0	0	5,826,356
Short-term investments
Investment companies	1,656,100	10,489,788	0	12,145,888

Total assets	$160,548,813	$10,489,788	$0	$171,038,601

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 60.48%
Communication Services : 6.08%
Diversified Telecommunication Services : 1.19%
AT&T Incorporated	13,966	$468,977
CenturyLink Incorporated	1,822	38,626
Verizon Communications Incorporated	7,950	424,451
		932,054

Entertainment : 1.32%
Activision Blizzard Incorporated	1,473	122,539
Electronic Arts Incorporated †	590	71,089
Netflix Incorporated †	843	315,392
Take-Two Interactive Software Incorporated †	219	30,220
The Walt Disney Company	2,866	335,150
Twenty-First Century Fox Incorporated Class A	2,037	94,374
Twenty-First Century Fox Incorporated Class B	940	43,071
Viacom Incorporated Class B	680	22,957
		1,034,792

Interactive Media & Services : 2.85%
Alphabet Incorporated Class A †	579	698,899
Alphabet Incorporated Class C †	595	710,115
Facebook Incorporated Class A †	4,693	771,811
TripAdvisor Incorporated †	199	10,163
Twitter Incorporated †	1,397	39,759
		2,230,747

Media : 0.72%
CBS Corporation Class B	653	37,515
Charter Communications Incorporated Class A †	344	112,103
Comcast Corporation Class A	8,784	311,041
Discovery Communications Incorporated Class A †	300	9,600
Discovery Communications Incorporated Class C †	691	20,440
DISH Network Corporation Class A †	443	15,842
Interpublic Group of Companies Incorporated	740	16,924
News Corporation Class A	742	9,787
News Corporation Class B	238	3,237
Omnicom Group Incorporated	433	29,453
		565,942

Consumer Discretionary : 6.24%
Auto Components : 0.09%
Aptiv plc	507	42,537
BorgWarner Incorporated	400	17,112
The Goodyear Tire & Rubber Company	455	10,642
		70,291

Automobiles : 0.22%
Ford Motor Company	7,515	69,514
General Motors Company	2,513	84,613
Harley-Davidson Incorporated	321	14,541
		168,668

Distributors : 0.06%
Genuine Parts Company	282	28,031
LKQ Corporation †	617	19,540
		47,571

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Diversified Consumer Services : 0.01%
H&R Block Incorporated	397	$10,223

Hotels, Restaurants & Leisure : 1.00%
Carnival Corporation	776	49,486
Chipotle Mexican Grill Incorporated †	46	20,908
Darden Restaurants Incorporated	238	26,463
Hilton Worldwide Holdings Incorporated	574	46,368
Marriott International Incorporated Class A	554	73,145
McDonald’s Corporation	1,497	250,433
MGM Resorts International	988	27,575
Norwegian Cruise Line Holdings Limited †	392	22,513
Royal Caribbean Cruises Limited	330	42,880
Starbucks Corporation	2,597	147,613
Wynn Resorts Limited	188	23,887
Yum! Brands Incorporated	612	55,637
		786,908

Household Durables : 0.19%
D.R. Horton Incorporated	664	28,008
Garmin Limited	233	16,322
Leggett & Platt Incorporated	250	10,948
Lennar Corporation Class A	561	26,193
Mohawk Industries Incorporated †	121	21,217
Newell Rubbermaid Incorporated	840	17,052
Pulte Group Incorporated	503	12,459
Whirlpool Corporation	123	14,606
		146,805

Internet & Direct Marketing Retail : 2.38%
Amazon.com Incorporated †	798	1,598,394
Booking Holdings Incorporated †	91	180,544
eBay Incorporated †	1,785	58,941
Expedia Incorporated	229	29,880
		1,867,759

Leisure Products : 0.04%
Hasbro Incorporated	224	23,547
Mattel Incorporated †	663	10,409
		33,956

Multiline Retail : 0.31%
Dollar General Corporation	513	56,071
Dollar Tree Incorporated †	460	37,513
Kohl’s Corporation	321	23,931
Macy’s Incorporated	591	20,525
Nordstrom Incorporated	221	13,218
Target Corporation	1,016	89,621
		240,879

Specialty Retail : 1.45%
Advance Auto Parts Incorporated	142	23,903
AutoZone Incorporated †	50	38,785
Best Buy Company Incorporated	468	37,140
CarMax Incorporated †	341	25,462
Foot Locker Incorporated	226	11,521
L Brands Incorporated	439	13,302
Lowe’s Companies Incorporated	1,563	179,464
O’Reilly Automotive Incorporated †	155	53,835
Ross Stores Incorporated	726	71,947
The Gap Incorporated	419	12,088
The Home Depot Incorporated	2,205	456,766
The TJX Companies Incorporated	1,210	135,544

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Tiffany & Company	210	$27,084
Tractor Supply Company	234	21,266
ULTA Beauty Incorporated †	109	30,751
		1,138,858

Textiles, Apparel & Luxury Goods : 0.49%
HanesBrands Incorporated	692	12,754
Michael Kors Holdings Limited †	291	19,951
Nike Incorporated Class B	2,490	210,953
PVH Corporation	147	21,227
Ralph Lauren Corporation	107	14,718
Tapestry Incorporated	555	27,900
Under Armour Incorporated Class A †	359	7,618
Under Armour Incorporated Class C †	369	7,181
VF Corporation	627	58,593
		380,895

Consumer Staples : 4.05%
Beverages : 1.02%
Brown-Forman Corporation Class B	325	16,429
Constellation Brands Incorporated Class A	324	69,861
Molson Coors Brewing Company Class B	361	22,202
Monster Beverage Corporation †	766	44,642
PepsiCo Incorporated	2,726	304,767
The Coca-Cola Company	7,376	340,697
		798,598

Food & Staples Retailing : 0.88%
Costco Wholesale Corporation	845	198,474
Sysco Corporation	921	67,463
The Kroger Company	1,534	44,655
Wal-Mart Stores Incorporated	2,757	258,910
Walgreens Boots Alliance Incorporated	1,626	118,535
		688,037

Food Products : 0.64%
Archer Daniels Midland Company	1,077	54,141
Campbell Soup Company	368	13,480
ConAgra Foods Incorporated	755	25,647
General Mills Incorporated	1,148	49,272
Hormel Foods Corporation	523	20,606
Kellogg Company	488	34,170
McCormick & Company Incorporated	233	30,698
Mondelez International Incorporated Class A	2,829	121,534
The Hershey Company	269	27,438
The J.M. Smucker Company	219	22,472
The Kraft Heinz Company	1,192	65,691
Tyson Foods Incorporated Class A	570	33,932
		499,081

Household Products : 0.83%
Church & Dwight Company Incorporated	471	27,963
Colgate-Palmolive Company	1,667	111,606
Kimberly-Clark Corporation	667	75,798
The Clorox Company	246	37,001
The Procter & Gamble Company	4,781	397,923
		650,291

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Personal Products : 0.09%
Coty Incorporated Class A	864	$10,852
The Estee Lauder Companies Incorporated Class A	431	62,633
		73,485

Tobacco : 0.59%
Altria Group Incorporated	3,626	218,684
Philip Morris International Incorporated	2,987	243,560
		462,244

Energy : 3.63%
Energy Equipment & Services : 0.42%
Baker Hughes Incorporated	802	27,132
Halliburton Company	1,697	68,779
Helmerich & Payne Incorporated	209	14,373
National Oilwell Varco Incorporated	735	31,664
Schlumberger Limited	2,671	162,717
TechnipFMC plc	823	25,719
		330,384

Oil, Gas & Consumable Fuels : 3.21%
Anadarko Petroleum Corporation	986	66,466
Andeavor Corporation	271	41,599
Apache Corporation	735	35,037
Cabot Oil & Gas Corporation	854	19,232
Chevron Corporation	3,697	452,069
Cimarex Energy Company	183	17,008
Concho Resources Incorporated †	387	59,114
ConocoPhillips	2,239	173,299
Devon Energy Corporation	978	39,061
EOG Resources Incorporated	1,116	142,368
EQT Corporation	510	22,557
Exxon Mobil Corporation	8,160	693,763
Hess Corporation	483	34,573
HollyFrontier Corporation	312	21,809
Kinder Morgan Incorporated	3,672	65,105
Marathon Oil Corporation	1,650	38,412
Marathon Petroleum Corporation	856	68,454
Newfield Exploration Company †	382	11,013
Noble Energy Incorporated	934	29,131
Occidental Petroleum Corporation	1,479	121,529
ONEOK Incorporated	798	54,096
Phillips 66 Company	822	92,656
Pioneer Natural Resources Company	329	57,309
The Williams Companies Incorporated	2,335	63,489
Valero Energy Corporation	825	93,844
		2,512,993

Financials : 8.04%
Banks : 3.53%
Bank of America Corporation	17,858	526,097
BB&T Corporation	1,489	72,276
Citigroup Incorporated	4,838	347,078
Citizens Financial Group Incorporated	915	35,292
Comerica Incorporated	330	29,766
Fifth Third Bancorp	1,281	35,766
Huntington Bancshares Incorporated	2,123	31,675
JPMorgan Chase & Company	6,461	729,059
KeyCorp	2,023	40,237
M&T Bank Corporation	276	45,413
People’s United Financial Incorporated	675	11,556
PNC Financial Services Group Incorporated	894	121,754
Regions Financial Corporation	2,118	38,865

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Banks (continued)
SunTrust Banks Incorporated	885	$59,109
SVB Financial Group †	102	31,705
US Bancorp	2,953	155,948
Wells Fargo & Company (l)	8,343	438,508
Zions Bancorporation	374	18,756
		2,768,860

Capital Markets : 1.65%
Affiliated Managers Group Incorporated	102	13,945
Ameriprise Financial Incorporated	272	40,164
Bank of New York Mellon Corporation	1,774	90,456
BlackRock Incorporated	237	111,705
CBOE Holdings Incorporated	216	20,727
CME Group Incorporated	656	111,658
E*TRADE Financial Corporation †	501	26,247
Franklin Resources Incorporated	588	17,881
Intercontinental Exchange Incorporated	1,103	82,604
Invesco Limited	787	18,007
Moody’s Corporation	322	53,838
Morgan Stanley	2,545	118,521
MSCI Incorporated	171	30,337
Northern Trust Corporation	430	43,916
Raymond James Financial Incorporated	253	23,289
S&P Global Incorporated	483	94,373
State Street Corporation	731	61,243
T. Rowe Price Group Incorporated	468	51,096
The Charles Schwab Corporation	2,324	114,225
The Goldman Sachs Group Incorporated	676	151,586
The NASDAQ OMX Group Incorporated	221	18,962
		1,294,780

Consumer Finance : 0.42%
American Express Company	1,363	145,146
Capital One Financial Corporation	923	87,620
Discover Financial Services	663	50,686
Synchrony Financial	1,315	40,870
		324,322

Diversified Financial Services : 1.05%
Berkshire Hathaway Incorporated Class B †	3,763	805,696
Jefferies Financial Group Incorporated	557	12,232
		817,928

Insurance : 1.39%
AFLAC Incorporated	1,479	69,617
American International Group Incorporated	1,712	91,147
Aon plc	467	71,815
Arthur J. Gallagher & Company	352	26,203
Assurant Incorporated	101	10,903
Brighthouse Financial Incorporated †	229	10,131
Chubb Limited	891	119,073
Cincinnati Financial Corporation	291	22,352
Everest Reinsurance Group Limited	78	17,821
Lincoln National Corporation	417	28,214
Loews Corporation	536	26,923
Marsh & McLennan Companies Incorporated	970	80,238
MetLife Incorporated	1,912	89,329
Principal Financial Group Incorporated	508	29,764
Prudential Financial Incorporated	801	81,157
The Allstate Corporation	667	65,833
The Hartford Financial Services Group Incorporated	689	34,422
The Progressive Corporation	1,129	80,204
The Travelers Companies Incorporated	515	66,801

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
Torchmark Corporation	199	$17,251
UnumProvident Corporation	419	16,370
Willis Towers Watson plc	250	35,235
		1,090,803

Health Care : 9.09%
Biotechnology : 1.56%
AbbVie Incorporated	2,917	275,890
Alexion Pharmaceuticals Incorporated †	429	59,635
Amgen Incorporated	1,244	257,869
Biogen Incorporated †	386	136,378
Celgene Corporation †	1,349	120,722
Gilead Sciences Incorporated	2,490	192,253
Incyte Corporation †	340	23,487
Regeneron Pharmaceuticals Incorporated †	148	59,798
Vertex Pharmaceuticals Incorporated †	491	94,635
		1,220,667

Health Care Equipment & Supplies : 1.98%
Abbott Laboratories	3,398	249,277
ABIOMED Incorporated †	87	39,128
Align Technology Incorporated †	140	54,771
Baxter International Incorporated	959	73,929
Becton Dickinson & Company	516	134,676
Boston Scientific Corporation †	2,674	102,949
Danaher Corporation	1,190	129,305
Dentsply Sirona Incorporated	429	16,190
Edwards Lifesciences Corporation †	409	71,207
Hologic Incorporated †	525	21,515
IDEXX Laboratories Incorporated †	167	41,693
Intuitive Surgical Incorporated †	220	126,280
Medtronic plc	2,604	256,155
ResMed Incorporated	275	31,719
Stryker Corporation	598	106,253
The Cooper Companies Incorporated	95	26,329
Varian Medical Systems Incorporated †	176	19,700
Zimmer Biomet Holdings Incorporated	392	51,536
		1,552,612

Health Care Providers & Services : 2.06%
Aetna Incorporated	631	127,998
AmerisourceBergen Corporation	308	28,404
Anthem Incorporated	500	137,025
Cardinal Health Incorporated	594	32,076
Centene Corporation †	395	57,188
Cigna Corporation	471	98,086
CVS Health Corporation	1,960	154,291
DaVita HealthCare Partners Incorporated †	243	17,406
Envision Healthcare Corporation †	234	10,701
Express Scripts Holding Company †	1,091	103,656
HCA Holdings Incorporated	521	72,482
Henry Schein Incorporated †	296	25,169
Humana Incorporated	263	89,031
Laboratory Corporation of America Holdings †	196	34,041
McKesson Corporation	384	50,938
Quest Diagnostics Incorporated	262	28,272
UnitedHealth Group Incorporated	1,853	492,972
Universal Health Services Incorporated Class B	165	21,094
WellCare Health Plans Incorporated †	96	30,767
		1,611,597

Health Care Technology : 0.05%
Cerner Corporation †	635	40,900

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services : 0.58%
Agilent Technologies Incorporated	615	$43,382
Illumina Incorporated †	282	103,511
IQVIA Holdings Incorporated †	312	40,479
Mettler-Toledo International Incorporated †	48	29,231
PerkinElmer Incorporated	214	20,816
Thermo Fisher Scientific Incorporated	777	189,650
Waters Corporation †	147	28,618
		455,687

Pharmaceuticals : 2.86%
Allergan plc	615	117,145
Bristol-Myers Squibb Company	3,131	194,372
Eli Lilly & Company	1,839	197,343
Johnson & Johnson	5,157	712,543
Merck & Company Incorporated	5,126	363,638
Mylan NV †	990	36,234
Nektar Therapeutics †	333	20,300
Perrigo Company plc	242	17,134
Pfizer Incorporated	11,274	496,845
Zoetis Incorporated	928	84,968
		2,240,522

Industrials : 5.86%
Aerospace & Defense : 1.67%
Arconic Incorporated	831	18,290
General Dynamics Corporation	538	110,139
Harris Corporation	226	38,241
Huntington Ingalls Industries Incorporated	83	21,255
L-3 Technologies Incorporated	150	31,893
Lockheed Martin Corporation	479	165,715
Northrop Grumman Corporation	338	107,271
Raytheon Company	552	114,076
Rockwell Collins Incorporated	317	44,529
Textron Incorporated	479	34,234
The Boeing Company	1,028	382,313
TransDigm Group Incorporated †	93	34,624
United Technologies Corporation	1,448	202,445
		1,305,025

Air Freight & Logistics : 0.41%
C.H. Robinson Worldwide Incorporated	267	26,145
Expeditors International of Washington Incorporated	336	24,706
FedEx Corporation	467	112,449
United Parcel Service Incorporated Class B	1,336	155,978
		319,278

Airlines : 0.28%
Alaska Air Group Incorporated	235	16,182
American Airlines Group Incorporated	791	32,692
Delta Air Lines Incorporated	1,218	70,437
Southwest Airlines Company	998	62,325
United Continental Holdings Incorporated †	444	39,543
		221,179

Building Products : 0.17%
A.O. Smith Corporation	279	14,890
Allegion plc	183	16,574
Fortune Brands Home & Security Incorporated	274	14,347
Johnson Controls International plc	1,782	62,370

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Building Products (continued)
Masco Corporation	594	$21,740
		129,921

Commercial Services & Supplies : 0.21%
Cintas Corporation	166	32,836
Copart Incorporated †	395	20,354
Republic Services Incorporated	419	30,445
Stericycle Incorporated †	165	9,682
Waste Management Incorporated	759	68,583
		161,900

Construction & Engineering : 0.05%
Fluor Corporation	270	15,687
Jacobs Engineering Group Incorporated	230	17,595
Quanta Services Incorporated †	285	9,513
		42,795

Electrical Equipment : 0.31%
AMETEK Incorporated	448	35,446
Eaton Corporation plc	835	72,420
Emerson Electric Company	1,209	92,585
Rockwell Automation Incorporated	236	44,255
		244,706

Industrial Conglomerates : 0.92%
3M Company	1,129	237,892
General Electric Company	16,614	187,572
Honeywell International Incorporated	1,433	238,451
Roper Industries Incorporated	199	58,946
		722,861

Machinery : 0.93%
Caterpillar Incorporated	1,148	175,059
Cummins Incorporated	289	42,214
Deere & Company	621	93,355
Dover Corporation	284	25,143
Flowserve Corporation	251	13,727
Fortive Corporation	592	49,846
Illinois Tool Works Incorporated	593	83,684
Ingersoll-Rand plc	472	48,286
Paccar Incorporated	673	45,892
Parker-Hannifin Corporation	254	46,718
Pentair plc	311	13,482
Snap-on Incorporated	108	19,829
Stanley Black & Decker Incorporated	293	42,907
Xylem Incorporated	347	27,715
		727,857

Professional Services : 0.18%
Equifax Incorporated	233	30,423
IHS Markit Limited †	685	36,963
Nielsen Holdings plc	687	19,002
Robert Half International Incorporated	235	16,539
Verisk Analytics Incorporated †	318	38,335
		141,262

Road & Rail : 0.62%
CSX Corporation	1,576	116,703
J.B. Hunt Transport Services Incorporated	168	19,982
Kansas City Southern	196	22,203

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Road & Rail (continued)
Norfolk Southern Corporation	540	$97,470
Union Pacific Corporation	1,426	232,196
		488,554

Trading Companies & Distributors : 0.11%
Fastenal Company	555	32,201
United Rentals Incorporated †	159	26,012
W.W. Grainger Incorporated	87	31,095
		89,308

Information Technology : 12.72%
Communications Equipment : 0.69%
Arista Networks Incorporated †	99	26,320
Cisco Systems Incorporated	8,803	428,266
F5 Networks Incorporated †	117	23,332
Juniper Networks Incorporated	664	19,900
Motorola Solutions Incorporated	313	40,734
		538,552

Electronic Equipment, Instruments & Components : 0.25%
Amphenol Corporation Class A	579	54,438
Corning Incorporated	1,562	55,139
FLIR Systems Incorporated	266	16,351
IPG Photonics Corporation †	68	10,613
TE Connectivity Limited	671	59,001
		195,542

IT Services : 2.92%
Accenture plc Class A	1,235	210,197
Akamai Technologies Incorporated †	326	23,847
Alliance Data Systems Corporation	90	21,254
Automatic Data Processing Incorporated	847	127,609
Broadridge Financial Solutions Incorporated	224	29,557
Cognizant Technology Solutions Corporation Class A	1,117	86,177
DXC Technology Company	542	50,688
Fidelity National Information Services Incorporated	635	69,259
Fiserv Incorporated †	783	64,504
FleetCor Technologies Incorporated †	170	38,733
Gartner Incorporated †	175	27,738
Global Payments Incorporated	304	38,730
International Business Machines Corporation	1,758	265,827
MasterCard Incorporated Class A	1,762	392,239
Paychex Incorporated	617	45,442
PayPal Holdings Incorporated †	2,287	200,890
The Western Union Company	861	16,411
Total System Services Incorporated	323	31,893
VeriSign Incorporated †	206	32,985
Visa Incorporated Class A	3,429	514,659
		2,288,639

Semiconductors & Semiconductor Equipment : 2.36%
Advanced Micro Devices Incorporated †	1,643	50,752
Analog Devices Incorporated	719	66,479
Applied Materials Incorporated	1,891	73,087
Broadcom Incorporated	835	206,020
Intel Corporation	8,877	419,793
KLA-Tencor Corporation	300	30,513
Lam Research Corporation	304	46,117
Microchip Technology Incorporated «	453	35,746
Micron Technology Incorporated †	2,246	101,587

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corporation	1,176	$330,480
Qorvo Incorporated †	242	18,607
QUALCOMM Incorporated	2,710	195,201
Skyworks Solutions Incorporated	345	31,295
Texas Instruments Incorporated	1,873	200,954
Xilinx Incorporated	484	38,802
		1,845,433

Software : 3.64%
Adobe Systems Incorporated †	948	255,913
Ansys Incorporated †	162	30,242
Autodesk Incorporated †	423	66,035
CA Incorporated	605	26,711
Cadence Design Systems Incorporated †	545	24,699
Citrix Systems Incorporated †	248	27,568
Intuit Incorporated	502	114,155
Microsoft Corporation	14,815	1,694,392
Oracle Corporation	5,455	281,260
Red Hat Incorporated †	344	46,880
Salesforce.com Incorporated †	1,463	232,661
Symantec Corporation	1,193	25,387
Synopsys Incorporated †	285	28,104
		2,854,007

Technology Hardware, Storage & Peripherals : 2.86%
Apple Incorporated	8,880	2,004,571
Hewlett Packard Enterprise Company	2,826	46,092
HP Incorporated	3,047	78,521
NetApp Incorporated	499	42,859
Seagate Technology plc	500	23,675
Western Digital Corporation	564	33,017
Xerox Corporation	427	11,520
		2,240,255

Materials : 1.46%
Chemicals : 1.08%
Air Products & Chemicals Incorporated	422	70,495
Albemarle Corporation	208	20,754
CF Industries Holdings Incorporated	449	24,444
DowDuPont Incorporated	4,438	285,408
Eastman Chemical Company	272	26,036
Ecolab Incorporated	489	76,665
FMC Corporation	259	22,580
International Flavors & Fragrances Incorporated	151	21,007
LyondellBasell Industries NV Class A	616	63,146
PPG Industries Incorporated	466	50,855
Praxair Incorporated	554	89,044
The Mosaic Company	683	22,184
The Sherwin-Williams Company	158	71,923
		844,541

Construction Materials : 0.06%
Martin Marietta Materials Incorporated	120	21,834
Vulcan Materials Company	254	28,245
		50,079

Containers & Packaging : 0.18%
Avery Dennison Corporation	168	18,203
Ball Corporation	660	29,033
International Paper Company	784	38,534
Packaging Corporation of America	181	19,854

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Containers & Packaging (continued)
Sealed Air Corporation	304	$12,206
WestRock Company	489	26,132

		143,962

Metals & Mining : 0.14%
Freeport-McMoRan Incorporated	2,820	39,254
Newmont Mining Corporation	1,029	31,076
Nucor Corporation	610	38,705

		109,035

Real Estate : 1.60%
Equity REITs : 1.57%
Alexandria Real Estate Equities Incorporated	204	25,661
American Tower Corporation	850	123,505
Apartment Investment & Management Company Class A	303	13,371
AvalonBay Communities Incorporated	266	48,186
Boston Properties Incorporated	298	36,681
Crown Castle International Corporation	798	88,841
Digital Realty Trust Incorporated	396	44,542
Duke Realty Corporation	688	19,519
Equinix Incorporated	152	65,799
Equity Residential	711	47,111
Essex Property Trust Incorporated	126	31,085
Extra Space Storage Incorporated	243	21,054
Federal Realty Investment Trust	141	17,832
HCP Incorporated	906	23,846
Host Hotels & Resorts Incorporated	1,426	30,089
Iron Mountain Incorporated	550	18,986
Kimco Realty Corporation	813	13,610
Mid-America Apartment Communities Incorporated	219	21,939
Prologis Incorporated	1,213	82,229
Public Storage Incorporated	288	58,069
Realty Income Corporation	559	31,802
Regency Centers Corporation	327	21,147
SBA Communications Corporation †	221	35,499
Simon Property Group Incorporated	595	105,166
SL Green Realty Corporation	166	16,190
The Macerich Company	203	11,224
UDR Incorporated	516	20,862
Ventas Incorporated	685	37,250
Vornado Realty Trust	333	24,309
Welltower Incorporated	717	46,117
Weyerhaeuser Company	1,455	46,953

		1,228,474

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	608	26,813

Utilities : 1.71%
Electric Utilities : 1.07%
Alliant Energy Corporation	450	19,157
American Electric Power Company Incorporated	951	67,407
Duke Energy Corporation	1,373	109,867
Edison International	628	42,503
Entergy Corporation	348	28,233
Evergy Incorporated	523	28,723
Eversource Energy	611	37,540
Exelon Corporation	1,862	81,295
FirstEnergy Corporation	940	34,940
NextEra Energy Incorporated	909	152,348
PG&E Corporation	997	45,872
Pinnacle West Capital Corporation	215	17,024

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Electric Utilities (continued)
PPL Corporation	1,348	$39,442
The Southern Company	1,949	84,976
Xcel Energy Incorporated	981	46,313

		835,640

Independent Power & Renewable Electricity Producers : 0.05%
AES Corporation	1,282	17,948
NRG Energy Incorporated	587	21,954

		39,902

Multi-Utilities : 0.55%
Ameren Corporation	470	29,713
CenterPoint Energy Incorporated	836	23,115
CMS Energy Corporation	546	26,754
Consolidated Edison Incorporated	600	45,714
Dominion Energy Incorporated	1,259	88,483
DTE Energy Company	351	38,305
NiSource Incorporated	699	17,419
Public Service Enterprise Group Incorporated	973	51,365
SCANA Corporation	276	10,734
Sempra Energy	527	59,946
WEC Energy Group Incorporated	608	40,590

		432,138

Water Utilities : 0.04%
American Water Works Company Incorporated	348	30,614

Total Common Stocks (Cost $22,659,672)		47,388,411

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 38.45%
U.S. Treasury Bond	2.13%	9-30-2024	$118,000	112,441
U.S. Treasury Bond	2.13	11-30-2024	119,000	113,203
U.S. Treasury Bond	2.25	8-15-2046	165,000	136,183
U.S. Treasury Bond	2.50	2-15-2045	182,000	159,342
U.S. Treasury Bond	2.50	2-15-2046	164,000	143,064
U.S. Treasury Bond	2.50	5-15-2046	163,000	142,077
U.S. Treasury Bond	2.75	8-15-2042	126,000	116,668
U.S. Treasury Bond	2.75	11-15-2042	126,000	116,555
U.S. Treasury Bond	2.75	8-15-2047	160,000	146,456
U.S. Treasury Bond	2.75	11-15-2047	161,000	147,296
U.S. Treasury Bond	2.88	5-15-2043	182,000	172,018
U.S. Treasury Bond	2.88	8-15-2045	174,000	163,764
U.S. Treasury Bond	2.88	11-15-2046	163,000	153,233
U.S. Treasury Bond	3.00	5-15-2042	84,000	81,345
U.S. Treasury Bond	3.00	11-15-2044	178,000	171,749
U.S. Treasury Bond	3.00	5-15-2045	183,000	176,509
U.S. Treasury Bond	3.00	11-15-2045	175,000	168,711
U.S. Treasury Bond	3.00	2-15-2047	164,000	157,959
U.S. Treasury Bond	3.00	5-15-2047	162,000	155,950
U.S. Treasury Bond	3.00	2-15-2048	174,000	167,380
U.S. Treasury Bond	3.13	11-15-2041	66,000	65,332
U.S. Treasury Bond	3.13	2-15-2042	87,000	86,099
U.S. Treasury Bond	3.13	2-15-2043	129,000	127,408
U.S. Treasury Bond	3.13	8-15-2044	181,000	178,631
U.S. Treasury Bond	3.38	5-15-2044	187,000	192,698
U.S. Treasury Bond	3.50	2-15-2039	61,000	64,255
U.S. Treasury Bond	3.63	8-15-2043	156,000	167,316
U.S. Treasury Bond	3.63	2-15-2044	218,000	234,052
U.S. Treasury Bond	3.75	8-15-2041	68,000	74,205
U.S. Treasury Bond	3.75	11-15-2043	187,000	204,692
U.S. Treasury Bond	3.88	8-15-2040	71,000	78,821
U.S. Treasury Bond	4.25	5-15-2039	57,000	66,452
U.S. Treasury Bond	4.25	11-15-2040	74,000	86,571

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.38%	2-15-2038	$32,000	$37,761
U.S. Treasury Bond	4.38	11-15-2039	57,000	67,616
U.S. Treasury Bond	4.38	5-15-2040	83,000	98,595
U.S. Treasury Bond	4.38	5-15-2041	65,000	77,469
U.S. Treasury Bond	4.50	2-15-2036	70,000	83,059
U.S. Treasury Bond	4.50	5-15-2038	36,000	43,193
U.S. Treasury Bond	4.50	8-15-2039	59,000	71,063
U.S. Treasury Bond	4.63	2-15-2040	102,000	125,046
U.S. Treasury Bond	4.75	2-15-2037	24,000	29,476
U.S. Treasury Bond	4.75	2-15-2041	88,000	110,096
U.S. Treasury Bond	5.00	5-15-2037	29,000	36,699
U.S. Treasury Bond	5.25	11-15-2028	45,000	53,534
U.S. Treasury Bond	5.25	2-15-2029	33,000	39,400
U.S. Treasury Bond	5.38	2-15-2031	70,000	86,507
U.S. Treasury Bond	5.50	8-15-2028	35,000	42,256
U.S. Treasury Bond	6.13	11-15-2027	49,000	60,972
U.S. Treasury Bond	6.13	8-15-2029	25,000	32,047
U.S. Treasury Bond	6.25	5-15-2030	45,000	58,939
U.S. Treasury Bond	6.38	8-15-2027	21,000	26,421
U.S. Treasury Bond	6.88	8-15-2025	21,000	26,030
U.S. Treasury Note	0.75	7-15-2019	108,000	106,490
U.S. Treasury Note	0.75	8-15-2019	108,000	106,279
U.S. Treasury Note	0.88	5-15-2019	110,000	108,917
U.S. Treasury Note	0.88	6-15-2019	108,000	106,777
U.S. Treasury Note	0.88	7-31-2019	76,000	74,937
U.S. Treasury Note	0.88	9-15-2019	106,000	104,249
U.S. Treasury Note	1.00	6-30-2019	58,000	57,354
U.S. Treasury Note	1.00	8-31-2019	79,000	77,837
U.S. Treasury Note	1.00	9-30-2019	80,000	78,706
U.S. Treasury Note	1.00	10-15-2019	109,000	107,148
U.S. Treasury Note	1.00	11-15-2019	96,000	94,223
U.S. Treasury Note	1.00	11-30-2019	90,000	88,260
U.S. Treasury Note	1.13	5-31-2019	65,000	64,413
U.S. Treasury Note	1.13	12-31-2019	95,000	93,163
U.S. Treasury Note	1.13	3-31-2020	93,000	90,777
U.S. Treasury Note	1.13	4-30-2020	104,000	101,355
U.S. Treasury Note	1.13	2-28-2021	142,000	136,292
U.S. Treasury Note	1.13	6-30-2021	142,000	135,488
U.S. Treasury Note	1.13	7-31-2021	153,000	145,738
U.S. Treasury Note	1.13	8-31-2021	153,000	145,523
U.S. Treasury Note	1.13	9-30-2021	152,000	144,370
U.S. Treasury Note	1.25	5-31-2019	114,000	113,069
U.S. Treasury Note	1.25	6-30-2019	114,000	112,918
U.S. Treasury Note	1.25	8-31-2019	114,000	112,584
U.S. Treasury Note	1.25	10-31-2019	75,000	73,860
U.S. Treasury Note	1.25	1-31-2020	145,000	142,196
U.S. Treasury Note	1.25	2-29-2020	82,000	80,302
U.S. Treasury Note	1.25	3-31-2021	145,000	139,415
U.S. Treasury Note	1.25	10-31-2021	151,000	143,745
U.S. Treasury Note	1.25	7-31-2023	125,000	115,503
U.S. Treasury Note	1.38	7-31-2019	114,000	112,873
U.S. Treasury Note	1.38	9-30-2019	111,000	109,604
U.S. Treasury Note	1.38	12-15-2019	111,000	109,266
U.S. Treasury Note	1.38	1-15-2020	109,000	107,148
U.S. Treasury Note	1.38	1-31-2020	101,000	99,225
U.S. Treasury Note	1.38	2-15-2020	109,000	107,003
U.S. Treasury Note	1.38	2-29-2020	145,000	142,242
U.S. Treasury Note	1.38	3-31-2020	149,000	145,973
U.S. Treasury Note	1.38	4-30-2020	148,000	144,797
U.S. Treasury Note	1.38	5-31-2020	106,000	103,569
U.S. Treasury Note	1.38	8-31-2020	146,000	142,093
U.S. Treasury Note	1.38	9-15-2020	102,000	99,219
U.S. Treasury Note	1.38	9-30-2020	147,000	142,894
U.S. Treasury Note	1.38	10-31-2020	232,000	225,176
U.S. Treasury Note	1.38	1-31-2021	147,000	142,108
U.S. Treasury Note	1.38	4-30-2021	144,000	138,696
U.S. Treasury Note	1.38	5-31-2021	144,000	138,510
U.S. Treasury Note	1.38	6-30-2023	126,000	117,298

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	8-31-2023	$124,000	$115,117
U.S. Treasury Note	1.38	9-30-2023	90,000	83,447
U.S. Treasury Note	1.50	5-31-2019	158,000	156,963
U.S. Treasury Note	1.50	10-31-2019	225,000	222,179
U.S. Treasury Note	1.50	11-30-2019	147,000	144,984
U.S. Treasury Note	1.50	4-15-2020	107,000	104,964
U.S. Treasury Note	1.50	5-15-2020	107,000	104,835
U.S. Treasury Note	1.50	5-31-2020	148,000	144,907
U.S. Treasury Note	1.50	6-15-2020	107,000	104,714
U.S. Treasury Note	1.50	7-15-2020	107,000	104,572
U.S. Treasury Note	1.50	8-15-2020	107,000	104,463
U.S. Treasury Note	1.50	1-31-2022	128,000	122,320
U.S. Treasury Note	1.50	2-28-2023	126,000	118,524
U.S. Treasury Note	1.50	3-31-2023	126,000	118,401
U.S. Treasury Note	1.50	8-15-2026	102,000	91,095
U.S. Treasury Note	1.63	6-30-2019	157,000	155,970
U.S. Treasury Note	1.63	7-31-2019	155,000	153,765
U.S. Treasury Note	1.63	8-31-2019	144,000	142,701
U.S. Treasury Note	1.63	12-31-2019	147,000	145,042
U.S. Treasury Note	1.63	3-15-2020	107,000	105,295
U.S. Treasury Note	1.63	6-30-2020	148,000	145,040
U.S. Treasury Note	1.63	7-31-2020	148,000	144,878
U.S. Treasury Note	1.63	10-15-2020	102,000	99,574
U.S. Treasury Note	1.63	11-30-2020	155,000	151,052
U.S. Treasury Note	1.63	8-15-2022	117,000	111,447
U.S. Treasury Note	1.63	8-31-2022	151,000	143,774
U.S. Treasury Note	1.63	11-15-2022	150,000	142,412
U.S. Treasury Note	1.63	4-30-2023	128,000	120,815
U.S. Treasury Note	1.63	5-31-2023	128,000	120,705
U.S. Treasury Note	1.63	10-31-2023	90,000	84,386
U.S. Treasury Note	1.63	2-15-2026	102,000	92,581
U.S. Treasury Note	1.63	5-15-2026	105,000	95,004
U.S. Treasury Note	1.75	9-30-2019	144,000	142,718
U.S. Treasury Note	1.75	11-30-2019	111,000	109,803
U.S. Treasury Note	1.75	10-31-2020	148,000	144,768
U.S. Treasury Note	1.75	11-15-2020	102,000	99,725
U.S. Treasury Note	1.75	12-31-2020	148,000	144,497
U.S. Treasury Note	1.75	11-30-2021	134,000	129,383
U.S. Treasury Note	1.75	2-28-2022	129,000	124,183
U.S. Treasury Note	1.75	3-31-2022	128,000	123,090
U.S. Treasury Note	1.75	4-30-2022	126,000	121,039
U.S. Treasury Note	1.75	5-15-2022	111,000	106,577
U.S. Treasury Note	1.75	5-31-2022	149,000	142,993
U.S. Treasury Note	1.75	6-30-2022	149,000	142,871
U.S. Treasury Note	1.75	9-30-2022	144,000	137,621
U.S. Treasury Note	1.75	1-31-2023	129,000	122,787
U.S. Treasury Note	1.75	5-15-2023	226,000	214,382
U.S. Treasury Note	1.88	12-31-2019	109,000	107,884
U.S. Treasury Note	1.88	6-30-2020	86,000	84,646
U.S. Treasury Note	1.88	12-15-2020	100,000	97,949
U.S. Treasury Note	1.88	11-30-2021	128,000	124,105
U.S. Treasury Note	1.88	1-31-2022	157,000	151,885
U.S. Treasury Note	1.88	2-28-2022	153,000	147,902
U.S. Treasury Note	1.88	3-31-2022	153,000	147,771
U.S. Treasury Note	1.88	4-30-2022	153,000	147,633
U.S. Treasury Note	1.88	5-31-2022	128,000	123,395
U.S. Treasury Note	1.88	7-31-2022	149,000	143,372
U.S. Treasury Note	1.88	8-31-2022	142,000	136,498
U.S. Treasury Note	1.88	9-30-2022	144,000	138,302
U.S. Treasury Note	1.88	10-31-2022	143,000	137,224
U.S. Treasury Note	1.88	8-31-2024	125,000	117,539
U.S. Treasury Note	2.00	1-31-2020	109,000	107,970
U.S. Treasury Note	2.00	7-31-2020	101,000	99,556
U.S. Treasury Note	2.00	9-30-2020	106,000	104,306
U.S. Treasury Note	2.00	11-30-2020	122,000	119,841
U.S. Treasury Note	2.00	1-15-2021	100,000	98,113
U.S. Treasury Note	2.00	2-28-2021	105,000	102,904
U.S. Treasury Note	2.00	5-31-2021	146,000	142,761
U.S. Treasury Note	2.00	8-31-2021	127,000	123,904

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	10-31-2021	$126,000	$122,717
U.S. Treasury Note	2.00	11-15-2021	178,000	173,300
U.S. Treasury Note	2.00	12-31-2021	155,000	150,695
U.S. Treasury Note	2.00	2-15-2022	133,000	129,161
U.S. Treasury Note	2.00	7-31-2022	144,000	139,213
U.S. Treasury Note	2.00	10-31-2022	143,000	137,894
U.S. Treasury Note	2.00	11-30-2022	129,000	124,304
U.S. Treasury Note	2.00	2-15-2023	220,000	211,552
U.S. Treasury Note	2.00	4-30-2024	123,000	116,869
U.S. Treasury Note	2.00	5-31-2024	123,000	116,773
U.S. Treasury Note	2.00	6-30-2024	123,000	116,677
U.S. Treasury Note	2.00	2-15-2025	289,000	272,202
U.S. Treasury Note	2.00	8-15-2025	220,000	206,190
U.S. Treasury Note	2.00	11-15-2026	170,000	157,323
U.S. Treasury Note	2.13	8-31-2020	138,000	136,216
U.S. Treasury Note	2.13	1-31-2021	132,000	129,834
U.S. Treasury Note	2.13	6-30-2021	142,000	139,210
U.S. Treasury Note	2.13	8-15-2021	178,000	174,308
U.S. Treasury Note	2.13	9-30-2021	128,000	125,215
U.S. Treasury Note	2.13	12-31-2021	126,000	123,003
U.S. Treasury Note	2.13	6-30-2022	126,000	122,461
U.S. Treasury Note	2.13	12-31-2022	129,000	124,823
U.S. Treasury Note	2.13	11-30-2023	110,000	105,639
U.S. Treasury Note	2.13	2-29-2024	128,000	122,630
U.S. Treasury Note	2.13	3-31-2024	127,000	121,583
U.S. Treasury Note	2.13	7-31-2024	123,000	117,379
U.S. Treasury Note	2.13	5-15-2025	234,000	221,624
U.S. Treasury Note	2.25	2-29-2020	118,000	117,189
U.S. Treasury Note	2.25	2-15-2021	109,000	107,484
U.S. Treasury Note	2.25	3-31-2021	135,000	133,022
U.S. Treasury Note	2.25	4-30-2021	142,000	139,842
U.S. Treasury Note	2.25	7-31-2021	120,000	117,947
U.S. Treasury Note	2.25	12-31-2023	127,000	122,634
U.S. Treasury Note	2.25	1-31-2024	127,000	122,535
U.S. Treasury Note	2.25	10-31-2024	121,000	116,042
U.S. Treasury Note	2.25	11-15-2024	290,000	277,947
U.S. Treasury Note	2.25	12-31-2024	118,000	113,013
U.S. Treasury Note	2.25	11-15-2025	219,000	208,187
U.S. Treasury Note	2.25	2-15-2027	196,000	184,523
U.S. Treasury Note	2.25	8-15-2027	101,000	94,731
U.S. Treasury Note	2.25	11-15-2027	99,000	92,673
U.S. Treasury Note	2.38	12-31-2020	123,000	121,741
U.S. Treasury Note	2.38	1-31-2023	144,000	140,709
U.S. Treasury Note	2.38	8-15-2024	289,000	279,483
U.S. Treasury Note	2.38	5-15-2027	283,000	268,728
U.S. Treasury Note	2.50	8-15-2023	190,000	186,155
U.S. Treasury Note	2.50	5-15-2024	281,000	274,107
U.S. Treasury Note	2.50	1-31-2025	116,000	112,679
U.S. Treasury Note	2.63	8-15-2020	142,000	141,501
U.S. Treasury Note	2.63	11-15-2020	230,000	228,958
U.S. Treasury Note	2.63	2-28-2023	146,000	144,146
U.S. Treasury Note	2.75	11-15-2023	251,000	248,617
U.S. Treasury Note	2.75	2-15-2024	217,000	214,720
U.S. Treasury Note	2.75	2-28-2025	121,000	119,270
U.S. Treasury Note	2.75	2-15-2028	189,000	184,327
U.S. Treasury Note	3.13	5-15-2019	142,000	142,566
U.S. Treasury Note	3.13	5-15-2021	155,000	155,999
U.S. Treasury Note	3.38	11-15-2019	159,000	160,161
U.S. Treasury Note	3.50	5-15-2020	138,000	139,531
U.S. Treasury Note	3.63	8-15-2019	113,000	113,958
U.S. Treasury Note	3.63	2-15-2020	191,000	193,231
U.S. Treasury Note	3.63	2-15-2021	199,000	202,444
U.S. Treasury Note	6.00	2-15-2026	42,000	50,275
U.S. Treasury Note	6.25	8-15-2023	35,000	40,240
U.S. Treasury Note	6.50	11-15-2026	28,000	34,998
U.S. Treasury Note	6.63	2-15-2027	18,000	22,785
U.S. Treasury Note	6.75	8-15-2026	21,000	26,484
U.S. Treasury Note	7.13	2-15-2023	24,000	28,102

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		7.25%	8-15-2022	$24,000	$27,786
U.S. Treasury Note		7.50	11-15-2024	22,000	27,528
U.S. Treasury Note		7.63	11-15-2022	12,000	14,179
U.S. Treasury Note		7.63	2-15-2025	20,000	25,347
U.S. Treasury Note		7.88	2-15-2021	15,000	16,719
U.S. Treasury Note		8.00	11-15-2021	48,000	55,292
U.S. Treasury Note		8.13	8-15-2019	29,000	30,366
U.S. Treasury Note		8.13	5-15-2021	17,000	19,237
U.S. Treasury Note		8.13	8-15-2021	15,000	17,160
U.S. Treasury Note		8.50	2-15-2020	15,000	16,157
U.S. Treasury Note		8.75	5-15-2020	12,000	13,144
U.S. Treasury Note		8.75	8-15-2020	27,000	29,900

Total U.S. Treasury Securities (Cost $31,052,172)					30,127,313

Short-Term Investments : 0.96%

		Yield		Shares
Investment Companies : 0.58%
Securities Lending Cash Investment LLC (l)(r)(u)		2.17		32,076	32,079
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.99		419,778	419,778
					451,857

U.S. Treasury Securities : 0.38%
U.S. Treasury Bill #(z)		1.49	10-4-2018	303,000	302,949

Total Short-Term Investments (Cost $754,807)					754,806

Total investments in securities (Cost $54,466,651)	99.89%				78,270,530
Other assets and liabilities, net	0.11				82,754

Total net assets	100.00%				$78,353,284

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	20	12-21-2018	$2,911,357	$2,919,000	$7,643	$0
5-Year U.S. Treasury Notes	5	12-31-2018	562,723	562,383	0	(340)
Short
10-Year U.S. Treasury Notes	(24)	12-19-2018	(2,889,493)	(2,850,750)	38,743

					$46,386	$(340)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	8,670	0	327	8,343	$438,508	0.56%
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	0	174,977	142,901	32,076	32,079
Wells Fargo Government Money Market Fund Select Class	0	2,152,631	1,732,853	419,778	419,778
					451,857	0.58

					890,365	1.14%

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates or security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$4,763,535	$0	$0	$4,763,535
Consumer discretionary	4,892,813	0	0	4,892,813
Consumer staples	3,171,736	0	0	3,171,736
Energy	2,843,377	0	0	2,843,377
Financials	6,296,693	0	0	6,296,693
Health care	7,121,985	0	0	7,121,985
Industrials	4,594,646	0	0	4,594,646
Information technology	9,962,428	0	0	9,962,428
Materials	1,147,617	0	0	1,147,617
Real estate	1,255,287	0	0	1,255,287
Utilities	1,338,294	0	0	1,338,294
U.S. Treasury securities	30,127,313	0	0	30,127,313
Short-term investments
Investment companies	419,778	32,079	0	451,857
U.S. Treasury securities	302,949	0	0	302,949

	78,238,451	32,079	0	78,270,530

Futures contracts	46,386	0	0	46,386

Total assets	$78,284,837	$0	$0	$78,316,916

Liabilities
Futures contracts	$340	$0	$0	$340

Total liabilities	$340	$0	$0	$340

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT International Equity Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 93.58%
Australia : 0.30%
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	47,874	$285,843

Brazil : 2.42%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	335,918	2,260,729

Canada : 4.38%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance)†«	129,900	1,508,536
Lundin Mining Corporation (Materials, Metals & Mining)	488,351	2,586,088

		4,094,624

China : 9.45%
China Everbright Limited (Financials, Capital Markets)	1,034,000	1,851,818
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	278,500	2,744,675
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	103,195	2,205,277
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	815,200	2,036,868

		8,838,638

France : 6.34%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	72,530	3,128,017
Orange SA (Communication Services, Diversified Telecommunication Services)	175,784	2,803,232

		5,931,249

Germany : 10.38%
Bayer AG (Health Care, Pharmaceuticals)	10,096	896,848
Ceconomy AG (Consumer Discretionary, Specialty Retail)	25,642	181,131
Metro AG (Consumer Staples, Food & Staples Retailing)«	73,077	1,145,422
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	14,051	3,111,880
Rheinmetall AG (Industrials, Industrial Conglomerates)	5,984	625,712
SAP SE (Information Technology, Software)	14,126	1,738,506
Siemens AG (Industrials, Industrial Conglomerates)	15,665	2,006,848
		9,706,347

Hong Kong : 1.83%

Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	1,358,000	1,715,639

Ireland : 2.21%
Greencore Group plc (Consumer Staples, Food Products)	855,331	2,063,566

Israel : 2.23%

Check Point Software Technologies Limited (Information Technology, Software)†	17,697	2,082,406

Italy : 4.01%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	53,589	1,013,058
Prysmian SpA (Industrials, Electrical Equipment)	91,877	2,139,877
UniCredit SpA (Financials, Banks)	39,740	598,161

		3,751,096

Japan : 11.62%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	462,000	2,810,547
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	77,600	2,636,296
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	427,600	2,668,642

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT International Equity Fund

Security name	Shares	Value
Japan (continued)
Nomura Holdings Incorporated (Financials, Capital Markets)	577,100	$2,756,488

		10,871,973

Malaysia : 1.66%
CIMB Group Holdings Berhad (Financials, Banks)	1,068,884	1,552,252

Netherlands : 7.06%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	46,656	2,125,359
NN Group NV (Financials, Insurance)	54,720	2,441,561
OCI NV (Materials, Chemicals)†«	63,661	2,034,842

		6,601,762

Norway : 2.52%
Den Norske Bank ASA (Financials, Banks)	112,019	2,357,027

Russia : 2.89%
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	317,001	2,704,019

Singapore : 1.22%
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	223,800	1,139,423

South Africa : 1.35%
Sasol Limited (Materials, Chemicals)	32,548	1,260,214

South Korea : 3.69%
Hana Financial Group Incorporated (Financials, Banks)	16,973	681,674
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	502	525,594
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	8,842	2,247,865

		3,455,133

Switzerland : 4.02%
Novartis AG (Health Care, Pharmaceuticals)	38,514	3,312,188
Zurich Insurance Group AG (Financials, Insurance)	1,427	451,045

		3,763,233

United Kingdom : 14.00%
BP plc (Energy, Oil, Gas & Consumable Fuels)	171,365	1,316,244
John Wood Group plc (Energy, Energy Equipment & Services)	287,234	2,888,723
Kingfisher plc (Consumer Discretionary, Specialty Retail)	738,624	2,483,825
Man Group plc (Financials, Capital Markets)	836,979	1,924,381
Sensata Technologies Holding plc (Industrials, Electrical Equipment)†	37,539	1,860,057
Smiths Group plc (Industrials, Industrial Conglomerates)	42,071	820,063
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)	839,799	1,800,608

		13,093,901

Total Common Stocks (Cost $86,877,435)		87,529,074

Yield
Short-Term Investments : 6.07%
Investment Companies : 6.07%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	2,405,165	2,405,405

2

Wells Fargo VT International Equity Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.99%	3,269,572	$3,269,572

Total Short-Term Investments (Cost $5,674,977)				5,674,977

Total investments in securities (Cost $92,552,412)	99.65%			93,204,051
Other assets and liabilities, net	0.35			329,566

Total net assets	100.00%			$93,533,617

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
EUR	Euro
GBP	Great British pound
GDR	Global depositary receipt

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
4,676,291 USD	3,995,000 EUR	Goldman Sachs	12-5-2018	$14,346	$0
5,627,871 USD	4,353,000 GBP	Morgan Stanley	12-5-2018	0	(62,051)

				$14,346	$(62,051)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	12,050,503	81,275,403	90,920,741	2,405,165	$2,405,405
Wells Fargo Government Money Market Fund Select Class	12,257,057	91,120,427	100,107,912	3,269,572	3,269,572

					$5,674,977	6.07%

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$285,843	$0	$0	$285,843
Brazil	2,260,729	0	0	2,260,729
Canada	4,094,624	0	0	4,094,624
China	8,838,638	0	0	8,838,638
France	5,931,249	0	0	5,931,249
Germany	9,706,347	0	0	9,706,347
Hong Kong	1,715,639	0	0	1,715,639
Ireland	2,063,566	0	0	2,063,566
Israel	2,082,406	0	0	2,082,406
Italy	3,751,096	0	0	3,751,096
Japan	10,871,973	0	0	10,871,973
Malaysia	1,552,252	0	0	1,552,252
Netherlands	6,601,762	0	0	6,601,762
Norway	2,357,027	0	0	2,357,027
Russia	2,704,019	0	0	2,704,019
Singapore	1,139,423	0	0	1,139,423

South Africa	1,260,214	0	0	1,260,214
South Korea	3,455,133	0	0	3,455,133
Switzerland	3,763,233	0	0	3,763,233
United Kingdom	13,093,901	0	0	13,093,901
Short-term investments
Investment companies	3,269,572	2,405,405	0	5,674,977

	90,798,646	2,405,405	0	93,204,051
Forward foreign currency contracts	0	14,346	0	14,346

Total assets	$90,798,646	$2,419,751	$0	$93,218,397

Liabilities
Forward foreign currency contracts	$0	$62,051	$0	$62,051

Total liabilities	$0	$62,051	$0	$62,051

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Omega Growth Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.47%

Communication Services : 12.86%

Entertainment : 5.47%
Activision Blizzard Incorporated	13,300	$1,106,427
Netflix Incorporated †	4,400	1,646,172
Nintendo Company Limited	24,200	1,100,253
Take-Two Interactive Software Incorporated †	11,900	1,642,081

		5,494,933

Interactive Media & Services : 7.39%
Alphabet Incorporated Class A †	3,080	3,717,806
Alphabet Incorporated Class C †	1,089	1,299,689
Facebook Incorporated Class A †	4,705	773,784
Tencent Holdings Limited ADR	23,700	967,908
Yandex NV Class A †	20,300	667,667
		7,426,854

Consumer Discretionary : 18.34%

Auto Components : 1.44%
Aptiv plc	17,200	1,443,080

Automobiles : 0.73%
Ferrari NV «	5,400	739,314

Diversified Consumer Services : 2.53%
Adtalem Global Education Incorporated †	26,300	1,267,660
Bright Horizons Family Solutions Incorporated †	10,800	1,272,672

		2,540,332

Hotels, Restaurants & Leisure : 2.57%
Chipotle Mexican Grill Incorporated †	1,100	499,972
Melco Crown Entertainment Limited ADR	44,100	932,715
Vail Resorts Incorporated	4,200	1,152,564

		2,585,251

Internet & Direct Marketing Retail : 9.48%
Alibaba Group Holding Limited ADR †	7,200	1,186,272
Amazon.com Incorporated †	3,500	7,010,500
MercadoLibre Incorporated	3,900	1,327,833

		9,524,605

Specialty Retail : 1.59%
The Home Depot Incorporated	7,700	1,595,055

Consumer Staples : 1.40%

Food Products : 1.40%
Lamb Weston Holdings Incorporated	21,200	1,411,920

Energy : 0.64%

Oil, Gas & Consumable Fuels : 0.64%
Pioneer Natural Resources Company	3,700	644,503

Financials : 4.26%

Capital Markets : 2.98%
Intercontinental Exchange Incorporated	21,000	1,572,690

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Omega Growth Fund

Security name	Shares	Value
Capital Markets (continued)
Raymond James Financial Incorporated	15,406	$1,418,122

		2,990,812

Consumer Finance : 1.28%
SLM Corporation †	115,400	1,286,710

Health Care : 11.48%

Biotechnology : 2.00%
Celgene Corporation †	18,466	1,652,522
Sarepta Therapeutics Incorporated †	2,200	355,322

		2,007,844

Health Care Equipment & Supplies : 1.85%
Baxter International Incorporated	10,100	778,609
Edwards Lifesciences Corporation †	6,200	1,079,420

		1,858,029

Health Care Providers & Services : 5.23%
UnitedHealth Group Incorporated	14,800	3,937,392
WellCare Health Plans Incorporated †	4,100	1,314,009

		5,251,401

Life Sciences Tools & Services : 1.68%
Illumina Incorporated †	4,600	1,688,476

Pharmaceuticals : 0.72%
Elanco Animal Health Incorporated †	20,829	726,724

Industrials : 11.12%

Aerospace & Defense : 1.02%
Mercury Computer Systems Incorporated †	18,600	1,028,952

Commercial Services & Supplies : 3.47%
Cintas Corporation	6,100	1,206,641
Waste Connections Incorporated	28,546	2,277,114

		3,483,755

Electrical Equipment : 1.18%
Rockwell Automation Incorporated	6,300	1,181,376

Machinery : 0.75%
Evoqua Water Technologies Company †	42,359	753,143

Road & Rail : 1.78%
Union Pacific Corporation	11,000	1,791,130

Trading Companies & Distributors : 2.92%
SiteOne Landscape Supply Incorporated †	16,900	1,273,246
Univar Incorporated †	54,012	1,656,008

		2,929,254

Information Technology : 33.62%

Communications Equipment : 1.06%
Motorola Solutions Incorporated	8,200	1,067,148

Electronic Equipment, Instruments & Components : 2.17%
Littelfuse Incorporated	3,500	692,615

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corporation Class A †	8,400	$1,485,372

		2,177,987

IT Services : 17.83%
Black Knight Incorporated †	24,700	1,283,165
EPAM Systems Incorporated †	11,115	1,530,536
Euronet Worldwide Incorporated †	8,300	831,826
Fidelity National Information Services Incorporated	11,500	1,254,305
First Data Corporation Class A †	105,800	2,588,926
FleetCor Technologies Incorporated †	3,900	888,576
Gartner Incorporated †	7,600	1,204,600
PayPal Holdings Incorporated †	8,900	781,776
Shopify Incorporated Class A †«	4,700	772,962
Total System Services Incorporated	9,300	918,282
Visa Incorporated Class A	28,444	4,269,160
WEX Incorporated †	7,912	1,588,413

		17,912,527

Semiconductors & Semiconductor Equipment : 0.57%
Infineon Technologies AG ADR	25,100	570,272

Software : 11.99%
Autodesk Incorporated †	6,100	952,271
Microsoft Corporation	58,500	6,690,645
Red Hat Incorporated †	6,200	844,936
Salesforce.com Incorporated †	11,100	1,765,233
ServiceNow Incorporated †	5,050	987,932
Ultimate Software Group Incorporated †	2,500	805,475

		12,046,492

Materials : 5.41%

Chemicals : 4.13%
Air Products & Chemicals Incorporated	8,100	1,353,105
Albemarle Corporation	10,200	1,017,756
The Sherwin-Williams Company	3,900	1,775,319

		4,146,180

Construction Materials : 1.28%
Vulcan Materials Company	11,600	1,289,920

Real Estate : 0.34%

Equity REITs : 0.34%
SBA Communications Corporation †	2,100	337,324

Total Common Stocks (Cost $62,923,408)		99,931,303

	Yield
Short-Term Investments : 1.72%

Investment Companies : 1.72%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	975,269	975,367
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	757,916	757,916
Total Short-Term Investments (Cost $1,733,283)			1,733,283

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Omega Growth Fund

		Value
Total investments in securities (Cost $64,656,691)	101.19%	$101,664,586

Other assets and liabilities, net	(1.19)	(1,199,358)

Total net assets	100.00%	$100,465,228

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	551,145	25,012,325	24,588,201	975,269	$975,367
Wells Fargo Government Money Market Fund Select Class	549,089	17,141,603	16,932,776	757,916	757,916

					$1,733,283	1.72%

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily

Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$12,921,787	$0	$0	$12,921,787
Consumer discretionary	18,427,637	0	0	18,427,637
Consumer staples	1,411,920	0	0	1,411,920
Energy	644,503	0	0	644,503
Financials	4,277,522	0	0	4,277,522
Health care	11,532,474	0	0	11,532,474
Industrials	11,167,610	0	0	11,167,610
Information technology	33,774,426	0	0	33,774,426
Materials	5,436,100	0	0	5,436,100
Real estate	337,324	0	0	337,324
Short-term investments
Investment companies	757,916	975,367	0	1,733,283

Total assets	$100,689,219	$975,367	$0	$101,664,586

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.34%

Communication Services : 8.63%

Entertainment : 1.38%
Twenty-First Century Fox Incorporated Class B	58,614	$2,685,693

Interactive Media & Services : 5.63%
Alphabet Incorporated Class C †	6,125	7,310,004
Facebook Incorporated Class A †	22,426	3,688,180

		10,998,184

Media : 1.62%
Comcast Corporation Class A	89,467	3,168,026

Consumer Discretionary : 8.49%

Automobiles : 1.65%
General Motors Company	95,445	3,213,633

Hotels, Restaurants & Leisure : 2.15%
Starbucks Corporation	73,757	4,192,348

Internet & Direct Marketing Retail : 2.06%
Amazon.com Incorporated †	2,011	4,028,033

Multiline Retail : 1.91%
Dollar General Corporation	34,194	3,737,404

Specialty Retail : 0.72%
L Brands Incorporated	46,417	1,406,435

Consumer Staples : 2.58%

Beverages : 1.24%
Molson Coors Brewing Company Class B	39,173	2,409,140

Household Products : 1.34%
Church & Dwight Company Incorporated	44,166	2,622,135

Energy : 8.06%

Oil, Gas & Consumable Fuels : 8.06%
Cimarex Energy Company	13,732	1,276,252
Concho Resources Incorporated †	40,596	6,201,039
EOG Resources Incorporated	40,605	5,179,980
Noble Energy Incorporated	98,666	3,077,393

		15,734,664

Financials : 15.70%

Banks : 5.51%
Pinnacle Financial Partners Incorporated	52,635	3,165,995
PNC Financial Services Group Incorporated	26,782	3,647,441
Webster Financial Corporation	66,705	3,932,927

		10,746,363

Capital Markets : 5.41%
E*TRADE Financial Corporation †	92,166	4,828,577
Intercontinental Exchange Incorporated	45,594	3,414,535
S&P Global Incorporated	11,891	2,323,382

		10,566,494

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Opportunity Fund

Security name	Shares	Value
Insurance : 4.78%
Chubb Limited	27,800	$3,715,192
Marsh & McLennan Companies Incorporated	34,588	2,861,119
Willis Towers Watson plc	19,572	2,758,478

		9,334,789

Health Care : 18.32%

Biotechnology : 2.19%
Alexion Pharmaceuticals Incorporated †	11,508	1,599,727
Celgene Corporation †	29,895	2,675,304

		4,275,031

Health Care Equipment & Supplies : 6.26%
LivaNova plc †	52,716	6,535,203
Medtronic plc	32,889	3,235,291
Zimmer Biomet Holdings Incorporated	18,698	2,458,226

		12,228,720

Health Care Providers & Services : 1.43%
Cigna Corporation	13,379	2,786,177

Life Sciences Tools & Services : 4.89%
Agilent Technologies Incorporated	36,405	2,568,009
Bio-Rad Laboratories Incorporated Class A †	12,670	3,965,583
Thermo Fisher Scientific Incorporated	12,344	3,012,924

		9,546,516

Pharmaceuticals : 3.55%
Mylan NV †	66,552	2,435,803
Novartis AG ADR	52,154	4,493,589

		6,929,392

Industrials : 13.00%

Aerospace & Defense : 5.41%
Airbus SE	33,446	4,200,899
Lockheed Martin Corporation	11,152	3,858,146
Safran SA	17,819	2,497,133

		10,556,178

Airlines : 2.07%
Alaska Air Group Incorporated	29,712	2,045,968
Delta Air Lines Incorporated	34,404	1,989,583

		4,035,551

Building Products : 1.31%
Fortune Brands Home & Security Incorporated	49,005	2,565,902

Commercial Services & Supplies : 1.26%
Republic Services Incorporated	33,919	2,464,555

Machinery : 2.95%
Gardner Denver Holdings Incorporated †	99,599	2,822,636
The Timken Company	58,828	2,932,576

		5,755,212

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Information Technology : 17.79%

Electronic Equipment, Instruments & Components : 1.66%
Amphenol Corporation Class A	34,434	$3,237,485

IT Services : 4.32%
Fidelity National Information Services Incorporated	29,471	3,214,402
MasterCard Incorporated Class A	23,497	5,230,667

		8,445,069

Semiconductors & Semiconductor Equipment : 3.12%
Marvell Technology Group Limited	116,208	2,242,814
Texas Instruments Incorporated	35,867	3,848,170

		6,090,984

Software : 6.34%
Oracle Corporation	80,603	4,155,891
Red Hat Incorporated †	14,296	1,948,259
Salesforce.com Incorporated †	39,459	6,275,165

		12,379,315

Technology Hardware, Storage & Peripherals : 2.35%
Apple Incorporated	20,291	4,580,490

Materials : 4.00%

Chemicals : 1.68%
The Sherwin-Williams Company	7,219	3,286,161

Metals & Mining : 2.32%
Goldcorp Incorporated «	178,080	1,816,416
Steel Dynamics Incorporated	59,795	2,702,136

		4,518,552

Real Estate : 2.77%

Equity REITs : 2.77%
American Tower Corporation	16,815	2,443,220
Equinix Incorporated	6,872	2,974,818
		5,418,038

Total Common Stocks (Cost $144,203,405)		193,942,669

	Yield
Short-Term Investments : 1.24%

Investment Companies : 1.24%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	851,465	851,550
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	1,574,272	1,574,272

Total Short-Term Investments (Cost $2,425,822)			2,425,822

Total investments in securities (Cost $146,629,227)	100.58%		196,368,491
Other assets and liabilities, net	(0.58)		(1,132,116)

Total net assets	100.00%		$195,236,375

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Opportunity Fund

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,834,271	24,627,720	25,610,526	851,465	$851,550
Wells Fargo Government Money Market Fund Select Class	1,281,721	34,884,799	34,592,248	1,574,272	1,574,272

					$2,425,822	1.24%

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$16,851,903	$0	$0	$16,851,903
Consumer discretionary	16,577,853	0	0	16,577,853
Consumer staples	5,031,275	0	0	5,031,275
Energy	15,734,664	0	0	15,734,664
Financials	30,647,646	0	0	30,647,646
Health care	35,765,836	0	0	35,765,836
Industrials	25,377,398	0	0	25,377,398
Information technology	34,733,343	0	0	34,733,343
Materials	7,804,713	0	0	7,804,713
Real estate	5,418,038	0	0	5,418,038
Short-term investments
Investment companies	1,574,272	851,550	0	2,425,822

Total assets	$195,516,941	$851,550	$0	$196,368,491

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.22%

Communication Services : 1.50%

Interactive Media & Services : 0.42%
Eventbrite Incorporated Class A †	11,485	$436,083
EverQuote Incorporated Class A †«	68,367	1,015,934

		1,452,017

Media : 1.08%
Nexstar Media Group Incorporated Class A	45,900	3,736,260

Consumer Discretionary : 11.84%

Auto Components : 0.95%
Cooper-Standard Holdings Incorporated †	27,490	3,298,250

Diversified Consumer Services : 2.25%
Chegg Incorporated †	166,086	4,721,825
Grand Canyon Education Incorporated †	27,020	3,047,856

		7,769,681

Hotels, Restaurants & Leisure : 3.24%
Golden Entertainment Incorporated †	66,350	1,593,064
Planet Fitness Incorporated Class A †	94,920	5,128,528
Playa Hotels & Resorts NV †	163,780	1,577,201
Wingstop Incorporated	42,689	2,914,378

		11,213,171

Internet & Direct Marketing Retail : 0.30%
Farfetch Limited Class A †	38,062	1,036,428

Leisure Products : 0.66%
MCBC Holdings Incorporated †	64,082	2,299,262

Multiline Retail : 1.54%
Ollie’s Bargain Outlet Holdings Incorporated †	55,410	5,324,901

Specialty Retail : 2.90%
At Home Group Incorporated †	78,200	2,465,646
Five Below Incorporated †	19,008	2,472,180
Lithia Motors Incorporated Class A	39,730	3,244,352
National Vision Holdings Incorporated †	41,336	1,865,907

		10,048,085

Consumer Staples : 0.81%

Food & Staples Retailing : 0.39%
The Chef’s Warehouse Incorporated †	37,100	1,348,585

Food Products : 0.42%
Freshpet Incorporated †	39,500	1,449,650

Energy : 1.79%

Energy Equipment & Services : 0.82%
Cactus Incorporated Class A †	46,887	1,794,834
FTS International Incorporated †	88,712	1,045,914

		2,840,748

Oil, Gas & Consumable Fuels : 0.97%
Matador Resources Company †	60,363	1,994,997

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy Incorporated †	27,400	$1,341,504

		3,336,501

Financials : 4.77%

Capital Markets : 1.14%
Stifel Financial Corporation	76,700	3,931,642

Insurance : 2.92%
Kinsale Capital Group Incorporated	111,551	7,123,647
Trupanion Incorporated †«	83,700	2,990,601

		10,114,248

Thrifts & Mortgage Finance : 0.71%
LendingTree Incorporated †«	10,728	2,468,513

Health Care : 27.34%

Biotechnology : 8.23%
Audentes Therapeutics Incorporated †	79,468	3,146,138
CareDx Incorporated †	59,600	1,719,460
Heron Therapeutics Incorporated †	68,800	2,177,520
Ligand Pharmaceuticals Incorporated †	40,238	11,044,929
Repligen Corporation †	137,000	7,598,020
Translate Bio Incorporated †	51,068	510,680
Vanda Pharmaceuticals Incorporated †	99,400	2,281,230

		28,477,977

Health Care Equipment & Supplies : 9.61%
Axogen Incorporated †	152,290	5,611,887
Glaukos Corporation †	30,440	1,975,556
Inogen Incorporated †	24,230	5,915,028
iRhythm Technologies Incorporated †	58,826	5,568,469
Merit Medical Systems Incorporated †	76,900	4,725,505
Neogen Corporation †	21,400	1,530,742
Neuronetics Incorporated †	64,535	2,068,992
Nevro Corporation †	31,979	1,822,803
NxStage Medical Incorporated †	64,310	1,793,606
Tactile Systems Technology Class I †	31,557	2,242,125

		33,254,713

Health Care Providers & Services : 2.72%
Amedisys Incorporated †	22,100	2,761,616
HealthEquity Incorporated †	70,625	6,667,706

		9,429,322

Health Care Technology : 3.91%
Tabula Rasa Healthcare Incorporated †	30,300	2,460,057
Teladoc Incorporated †«	82,546	7,127,847
Vocera Communications Incorporated †	108,330	3,962,711

		13,550,615

Life Sciences Tools & Services : 1.33%
Codexis Incorporated †	267,998	4,596,166

Pharmaceuticals : 1.54%
Dova Pharmaceuticals Incorporated †«	39,565	829,678
Kala Pharmaceuticals Incorporated †	69,338	684,366
Optinose Incorporated †«	57,130	710,126

2

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals Incorporated †	62,000	$3,121,700

		5,345,870

Industrials : 15.39%

Aerospace & Defense : 1.44%
Mercury Computer Systems Incorporated †	89,968	4,977,030

Airlines : 1.50%
SkyWest Incorporated	88,440	5,209,116

Commercial Services & Supplies : 0.94%
Advanced Disposal Services Incorporated †	119,525	3,236,737

Construction & Engineering : 2.41%
Dycom Industries Incorporated †	18,110	1,532,106
Granite Construction Incorporated	46,180	2,110,426
MasTec Incorporated †	105,400	4,706,110

		8,348,642

Electrical Equipment : 0.55%
Bloom Energy Corporation Class A †	55,576	1,894,030

Machinery : 4.32%
John Bean Technologies Corporation	24,340	2,903,762
Milacron Holdings Corporation †	190,147	3,850,477
Mueller Water Products Incorporated Class A	104,750	1,205,673
RBC Bearings Incorporated †	11,400	1,714,104
Rexnord Corporation †	171,920	5,295,136

		14,969,152

Professional Services : 3.08%
ASGN Incorporated †	117,581	9,280,668
Korn/Ferry International	28,000	1,378,720

		10,659,388

Trading Companies & Distributors : 1.15%
BMC Stock Holdings Incorporated †	44,590	831,604
SiteOne Landscape Supply Incorporated †	41,900	3,156,746

		3,988,350

Information Technology : 33.03%

Electronic Equipment, Instruments & Components : 2.50%
Littelfuse Incorporated	12,540	2,481,541
nLight Incorporated †«	56,169	1,247,513
Novanta Incorporated †	72,200	4,938,480

		8,667,534

IT Services : 5.59%
Carbonite Incorporated †	59,200	2,110,480
Endava plc Sponsored ADR †	39,294	1,137,561
EVO Payments Incorporated Class A †	88,691	2,119,715
GTT Communications Incorporated †«	79,240	3,439,016
InterXion Holding NV †	134,790	9,071,367
Wix.com Limited †	12,200	1,460,340

		19,338,479

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value
Semiconductors & Semiconductor Equipment : 2.47%
Diodes Incorporated †	113,730	$3,786,072
Monolithic Power Systems Incorporated	14,890	1,869,142
Semtech Corporation †	51,900	2,885,640

		8,540,854

Software : 22.47%
2U Incorporated †	17,460	1,312,817
Alarm.com Holdings Incorporated †	32,210	1,848,854
Altair Engineering Incorporated Class A †	101,162	4,395,489
BlackLine Incorporated †	71,653	4,046,245
Bottomline Technologies (DE) Incorporated †	76,720	5,578,311
Cision Limited †	206,140	3,463,152
Envestnet Incorporated †	108,511	6,613,745
Five9 Incorporated †	158,940	6,944,089
Globant SA †	21,300	1,256,487
Instructure Incorporated †	58,810	2,081,874
Proofpoint Incorporated †	25,780	2,741,187
Q2 Holdings Incorporated †	129,976	7,870,047
Rapid7 Incorporated †	144,178	5,323,052
RealPage Incorporated †	51,100	3,367,490
SailPoint Technologies Holdings Incorporated †	107,169	3,645,889
SendGrid Incorporated †	195,902	7,207,235
SPS Commerce Incorporated †	43,382	4,305,230
Talend SA ADR †	59,139	4,124,354
Tenable Holdings Incorporated †«	42,487	1,651,895

		77,777,442

Materials : 0.75%

Chemicals : 0.75%
PQ Group Holdings Incorporated †	149,480	2,611,416

Total Common Stocks (Cost $242,558,468)		336,540,775

		Yield
Short-Term Investments : 8.24%

Investment Companies : 8.24%
Securities Lending Cash Investment LLC (l)(r)(u)		2.17%	17,773,507	17,775,285
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.99	10,765,370	10,765,370

Total Short-Term Investments (Cost $28,539,649)				28,540,655

Total investments in securities (Cost $271,098,117)	105.46%			365,081,430
Other assets and liabilities, net	(5.46)			(18,899,503)

Total net assets	100.00%			$346,181,927

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	25,792,870	60,020,054	68,039,417	17,773,507	$17,775,285
Wells Fargo Government Money Market Fund Select Class	18,637,769	42,297,452	50,169,851	10,765,370	10,765,370

					$28,540,655	8.24%

Wells Fargo VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$5,188,277	$0	$0	$5,188,277
Consumer discretionary	40,989,778	0	0	40,989,778
Consumer staples	2,798,235	0	0	2,798,235
Energy	6,177,249	0	0	6,177,249
Financials	16,514,403	0	0	16,514,403
Health care	94,654,663	0	0	94,654,663
Industrials	53,282,445	0	0	53,282,445
Information technology	114,324,309	0	0	114,324,309
Materials	2,611,416	0	0	2,611,416
Short-term investments
Investment companies	10,765,370	17,775,285	0	28,540,655

Total assets	$347,306,145	$17,775,285	$0	$365,081,430

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Andrew Owen

Andrew Owen President

Date: November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Andrew Owen

Andrew Owen President

Date: November 23, 2018

By:	/s/ Jeremy DePalma

Jeremy DePalma Treasurer

Date: November 23, 2018